ACCRUED EXPENSES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Components of Accrued Expenses

The following table sets forth the composition of accrued expenses as of June 30, 2022 and December 31, 2021 (in thousands):

		December 31,
	June 30, 2022	2021
Research and development	$1,847	$1,841
Payroll-related expenses	3,099	2,967
Restructuring charge related	394	1,497
Professional fees	507	597
Legal expenses, including preliminary litigation settlement	22,477	1,344
Other	1,527	9
Total Accrued Expenses	$29,851	$8,255

The following table sets forth the composition of accrued expenses as of December 31, 2021 and 2020 (in thousands):

	December 31,
	2021	2020
Research and development	$1,841	$1,372
Payroll-related expenses	2,967	1,892
Restructuring charge related	1,497	—
Professional fees	1,941	684
Other	9	25
Total Accrued Expenses	$8,255	$3,973